SCHEDULE OF WARRANTS FAIR VALUE ESTIMATION ASSUMPTIONS (Details)	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Nov. 05, 2021 $ / shares	Sep. 24, 2021 $ / shares	Jul. 02, 2021 $ / shares
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years					3 years
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	14.49	14.49
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	10.00	10.0
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Exercise Price [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	11.50	11.50
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	3 years	3 years
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	110.0	110.0
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	0.5	0.5
Share Subscription Facility [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants		14.49			14.49
Share Subscription Facility [Member] | Measurement Input, Share Price [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	0.57
Share Subscription Facility [Member] | Measurement Input, Share Price [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.29
Share Subscription Facility [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants		10.01			10.01
Share Subscription Facility [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	0.46
Share Subscription Facility [Member] | Measurement Input, Exercise Price [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	2.83
Share Subscription Facility [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years		3 years			3 years
Share Subscription Facility [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	1.04
Expected term years	2 years 29 days
Share Subscription Facility [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	2.93
Expected term years	2 years 5 months 26 days
Share Subscription Facility [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants		110.0			110.0
Share Subscription Facility [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	108.17
Share Subscription Facility [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	117.22
Share Subscription Facility [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants		0.5			0.5
Liability Classified Warrants Grant Date [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants			2.25	4.49
Liability Classified Warrants Grant Date [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants			7.63	7.63
Liability Classified Warrants Grant Date [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years			5 years	5 years
Liability Classified Warrants Grant Date [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants			94.1	94.1
Liability Classified Warrants Grant Date [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants			1.0	1.0
Liability Classified Warrants Remeasured [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	0.87	4.70
Liability Classified Warrants Remeasured [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	7.63	7.63
Liability Classified Warrants Remeasured [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	4 years 3 months	4 years 9 months
Liability Classified Warrants Remeasured [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	103.6	97.4
Liability Classified Warrants Remeasured [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	3.0	1.3
Liability Classified Warrants Remeasured1 [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	0.87	4.70
Liability Classified Warrants Remeasured1 [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	7.63	7.63
Liability Classified Warrants Remeasured1 [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	4 years 4 months 6 days	4 years 10 months 6 days
Liability Classified Warrants Remeasured1 [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	103.0	96.8
Liability Classified Warrants Remeasured1 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	3.0	1.3